Related party transactions - Schedule of Amount Due to from Related Party (Detail) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2023	Sep. 30, 2021	Dec. 31, 2024	Dec. 31, 2023
Amounts due from related parties - current
Amounts due from related parties - current			$ 31,519	$ 12,644
Amounts due from a related party - non-current
Amounts due from a related party - non-current				19,619
Amounts due to related parties			$ 17
Interest rate			3.00%
Chizz
Amounts due from a related party - non-current
Face value		$ 20,000
Interest rate	5.10%	3.00%
Due to term		2 years
Extended term	2 years
Related parties
Amounts due from related parties - current
Amounts due from related parties - current			$ 31,519	12,644
Amounts due from a related party - non-current
Amounts due from a related party - non-current				19,619
Amounts due to related parties			17
Related parties | Itui Online
Amounts due from related parties - current
Amounts due from related parties - current			9,268	9,061
Related parties | Shenzhen Xiaomi
Amounts due from related parties - current
Amounts due from related parties - current			577	705
Related parties | Millet Technology
Amounts due from related parties - current
Amounts due from related parties - current			1,493	1,831
Related parties | Beijing Xiaobu
Amounts due from related parties - current
Amounts due from related parties - current				394
Related parties | Beijing Itui
Amounts due from related parties - current
Amounts due from related parties - current			177	333
Related parties | Chizz
Amounts due from related parties - current
Amounts due from related parties - current			19,973	300
Amounts due from a related party - non-current
Amounts due from a related party - non-current				19,619
Related parties | Other related parties
Amounts due from related parties - current
Amounts due from related parties - current			31	$ 20
Amounts due from a related party - non-current
Amounts due to related parties			$ 17